Note 7 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Other Assets [Table Text Block]
	As at December 31,
	2024	2023

Prepaid expenses	$90,519	$73,592
Advisor loans receivable	37,607	35,893
Investments in equity securities	12,008	3,956
Investments in debt securities	36,565	19,565
Deferred Purchase Price (notes 14 and 22)	126,082	107,743
Mortgage derivative asset (note 22)	5,264	14,224
Other	1,917	3,752
Prepaid and other assets (Current Assets)	$309,962	$258,725
	As at December 31,
	2024	2023

Advisor loans receivable	$105,448	$94,508
Equity accounted investments (note 15)	54,302	33,851
Investments in equity securities	7,857	8,440
Investments in debt securities	-	5,934
Financing fees, net of accumulated amortization of $11,083 (December 31, 2023 - $9,865)	5,794	3,109
Interest rate swap asset (note 22)	7,455	4,275
Other	5,441	7,080
Other assets (Non-Current Assets)	$186,297	$157,197